ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organization

On May 12, 2016, Innovative Payment Solutions, Inc. (formerly known as QPAGOS and Asiya Pearls, Inc.), a Nevada corporation ("IPSI" or the "Company"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Qpagos Corporation, a Delaware corporation ("Qpagos Corporation"), and Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of IPSI ("Merger Sub").  Pursuant to the Merger Agreement, on May 12, 2016, the merger was consummated, and Qpagos Corporation and Merger Sub merged (the "Merger"), with Qpagos Corporation continuing as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation's capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of IPSI common stock, par value $0.0001 per share (the "Common Stock"). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, IPSI assumed all of Qpagos Corporation's warrants issued and outstanding immediately prior to the Merger, which were exercisable for approximately 6,219,200 pre-reverse split (621,920 post reverse split that was effected in November 2019) shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current IPSI stockholder of 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock agreed to return to IPSI 4,975,000 pre-reverse split (497,500 post reverse split that was effected in November 2019) shares of Common Stock held by such holder to IPSI and the then-current IPSI stockholder retained an aggregate of 25,000 pre-reverse split (2,500 post reverse split that was effected in November 2019) shares of Common Stock and the other stockholders of IPSI retained 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation's former stockholders held 49,929,000 pre-reverse split (4,992,900 post reverse split that was effected in November 2019) shares of IPSI common stock which represented approximately 91% of the outstanding Common Stock.

The Merger was treated as a reverse acquisition of IPSI, a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation was treated as the acquirer for accounting and financial reporting purposes while IPSI was treated as the acquired entity for accounting and financial reporting purposes.

Qpagos Corporation ("Qpagos") was incorporated on May 1, 2015 under the laws of the state of Delaware to effectuate a reverse merger transaction with Qpagos, S.A.P.I. de C.V. (Qpagos Mexico) and Redpag Electrónicos S.A.P.I. de C.V. (Redpag). Each of the entities were incorporated in November 2013 in Mexico.

Qpagos, S.A.P.I. de C.V. was formed to process payment transactions for service providers it contracts with, and Redpag Electrónicos S.A.P.I. de C.V. was formed to deploy and operate kiosks as a distributor.

On May 27, 2016 Asiya changed its name to QPAGOS. QPAGOS and its direct and indirect subsidiaries Qpagos Corporation, Qpagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V., will be referred to hereafter as "the Company".

On June 1, 2016, the board of directors changed the Company's fiscal year end from October 31 to December 31.

On November 1, 2019, the Company changed its name to Innovative Payment Solutions Inc.

Also on November 1, 2019, immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of Company's common stock at a ratio of 1-for-10, effective on November 1, 2019. As a result of the Reverse Stock Split, each ten pre-split shares of common stock outstanding automatically combined into one new share of common stock without any further action on the part of the holders, and the number of outstanding shares common stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.

On December 31, 2019, Innovative Payment Solutions consummated the disposal of Qpagos Corporation, including the two Mexican subsidiaries, Qpagos Mexico and Redpag in exchange for 2,250,000 shares of common stock of Vivi Holdings, of which nine percent (9%) was allocated to the following: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%). The SPA was closed on December 31, 2019 after the satisfaction of customary conditions, the receipt of a final fairness opinion and the approval of our shareholders. Innovative Payment Solutions no longer has any business operations in Mexico and has retained its U.S. operations based in Northridge, California.

b)	Description of the business

Subsequent to the merger of Qpagos Corporation into IPSI and until the divestiture of Qpagos Corporation, our focus was only the operations of Qpagos Corporation in Mexico. Our current focus is on providing physical and virtual payment services to the United States market, leveraging the knowledge we obtained from the operations of Qpagos Corporation. On December 31, 2019, the Company consummated the disposal of Qpagos Corporation, including the two Mexican subsidiaries, Qpagos Mexico and Redpag in terms of a Stock Purchase Agreement entered into with Vivi Holdings, Inc on August 5, 2019, in exchange for 2,250,000 shares of common stock of Vivi Holdings, of which nine percent (9%) was allocated to the following: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%). The SPA was closed on December 31, 2019 after the satisfaction of customary conditions, the receipt of a final fairness opinion and the approval of our shareholders. Innovative Payment Solutions no longer has any business operations in Mexico and has retained its U.S. operations based in Northridge, California.

Qpagos Corporation, through its subsidiaries Qpagos S.A.P.I de C.V. ("Qpagos") and Redpag Electronicos S.A.P.I de C.V. ("Redpag"), provided physical and virtual payment services to the Mexican market. Qpagos Corporation provided an integrated network of kiosks, terminals and payment channels that enabled consumers in Mexico to deposit cash, convert it into a digital form and remit the funds to any merchant in our network quickly and securely. Qpagos helped consumers and merchants connect more efficiently in markets and consumer segments, such as Mexico, that are largely cash-based and lack convenient alternatives for consumers to pay for goods and services in physical, online and mobile environments. For example, Qpagos licensed technology can be used to pay bills, add minutes to mobile phones, purchase transportation and tickets, shop online or at a retail store, buy digital services or send money to a friend or relative.

1	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organization

On May 12, 2016, Innovative Payment Solutions, Inc. (formerly known as QPAGOS and Asiya Pearls, Inc.), a Nevada corporation ("IPSI" or the "Company"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Qpagos Corporation, a Delaware corporation ("Qpagos Corporation"), and Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of IPS ("Merger Sub").  Pursuant to the Merger Agreement, on May 12, 2016, the merger was consummated, and Qpagos Corporation and Merger Sub merged (the "Merger"), with Qpagos Corporation continuing as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation's capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of IPS common stock, par value $0.0001 per share (the "Common Stock"). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, IPS assumed all of Qpagos Corporation's warrants issued and outstanding immediately prior to the Merger, which were exercisable for approximately 6,219,200 pre-reverse split (621,920 post reverse split that was effected in November 2019) shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current IPS stockholder of 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock agreed to return to IPS 4,975,000 pre-reverse split (497,500 post reverse split that was effected in November 2019) shares of Common Stock held by such holder to IPS and the then-current IPS stockholder retained an aggregate of 25,000 pre-reverse split (2,500 post reverse split that was effected in November 2019) shares of Common Stock and the other stockholders of IPS retained 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation's former stockholders held 49,929,000 pre-reverse split (4,992,900 post reverse split that was effected in November 2019) shares of IPS common stock which represented approximately 91% of the outstanding Common Stock.

The Merger was treated as a reverse acquisition of IPS, a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation was treated as the acquirer for accounting and financial reporting purposes while IPS was treated as the acquired entity for accounting and financial reporting purposes.

Qpagos Corporation ("Qpagos") was incorporated on May 1, 2015 under the laws of the state of Delaware to effectuate a reverse merger transaction with Qpagos, S.A.P.I. de C.V. (Qpagos Mexico) and Redpag Electrónicos S.A.P.I. de C.V. (Redpag). Each of the entities were incorporated in November 2013 in Mexico.

Qpagos, S.A.P.I. de C.V. was formed to process payment transactions for service providers it contracts with, and Redpag Electrónicos S.A.P.I. de C.V. was formed to deploy and operate kiosks as a distributor.

On May 27, 2016 Asiya changed its name to QPAGOS. QPAGOS and its direct and indirect subsidiaries Qpagos Corporation, Qpagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V., will be referred to hereafter as "the Company".

On June 1, 2016, the board of directors changed the Company's fiscal year end from October 31 to December 31.

On November 1, 2019, the Company changed its name to Innovative Payment Solutions Inc.

Also on November 1, 2019, immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of Company's common stock at a ratio of 1-for-10, effective on November 1, 2019. As a result of the Reverse Stock Split, each ten pre-split shares of common stock outstanding automatically combined into one new share of common stock without any further action on the part of the holders, and the number of outstanding shares common stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.

On December 31, 2019, Innovative Payment Solutions consummated the disposal of Qpagos Corporation, including the two Mexican subsidiaries, Qpagos Mexico and Redpag in exchange for 2,250,000 shares of common stock of Vivi Holdings, of which nine percent (9%) was allocated to the following: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%). The SPA was closed on December 31, 2019 after the satisfaction of customary conditions, the receipt of a final fairness opinion and the approval of our shareholders. Innovative Payment Solutions no longer have any business operations in Mexico and has retained its U.S. operations based in Northridge, California.

b)	Description of the business

Qpagos Corporation, through its subsidiaries Qpagos S.A.P.I de C.V. ("Qpagos") and Redpag Electronicos S.A.P.I de C.V. ("Redpag"), provides physical and virtual payment services to the Mexican market. Qpagos Corporation provided an integrated network of kiosks, terminals and payment channels that enabled consumers in Mexico to deposit cash, convert it into a digital form and remit the funds to any merchant in our network quickly and securely. The Company helped consumers and merchants connect more efficiently in markets and consumer segments, such as Mexico, that are largely cash-based and lack convenient alternatives for consumers to pay for goods and services in physical, online and mobile environments. For example, the company's licensed technology can be used to pay bills, add minutes to mobile phones, purchase transportation and tickets, shop online or at a retail store, buy digital services or send money to a friend or relative.

On December 31, 2019, the Company consummated the disposal of Qpagos Corporation, including the two Mexican subsidiaries, Qpagos Mexico and Redpag in terms of a Stock Purchase Agreement entered into with Vivi Holdings, Inc on August 5, 2019, in exchange for 2,250,000 shares of common stock of Vivi Holdings, of which nine percent (9%) was allocated to the following: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%). The SPA was closed on December 31, 2019 after the satisfaction of customary conditions, the receipt of a final fairness opinion and the approval of our shareholders. Innovative Payment Solutions no longer have any business operations in Mexico and has retained its U.S. operations based in Northridge, California.